General information, statement of compliance and basis of presentation	6 Months Ended
Jun. 30, 2023
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General information, statement of compliance and basis of presentation	General information, statement of compliance and basis of presentation
General principles

The unaudited interim condensed consolidated financial statements as of June 30, 2023 and for the six-month period ended June 30, 2023 were prepared under the supervision of the management of the Company and were submitted by the Executive Board to the review of the Supervisory Board.

All amounts in the unaudited interim condensed consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.

The preparation of the unaudited interim condensed consolidated financial statements in accordance with International Financial Reporting Standards (IFRS) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. See Note 3.2 Use of judgement, estimates and assumptions.

The unaudited interim consolidated financial statements of the Company have been prepared in compliance with IAS 34 – “Interim Financial Reporting”. As they are unaudited interim condensed financial statements, they do not contain all information required for the consolidated annual financial statements and should therefore be read in conjunction with the consolidated financial statements of the Company for the financial year ended December 31, 2022 as described below.

Seasonality of the Company’s activities

According to IAS 34 – Interim Financial Reporting, an entity whose business is highly seasonal should present financial information for the twelve months up to the end of the interim period and additional comparative information for the prior twelve-month period in the interim condensed financial statements in order to provide a better understanding and comparison of its interim financial statements.

As mentioned in Note 15 Revenue and other income, as most of the income from the Company is generated by ongoing contracts that primarily depend on performance obligations not correlated to seasonal trends, it is considered that the Company activities are not seasonal.

Therefore, the following unaudited interim condensed financial statements and corresponding notes will not include comparative information other than that mentioned in IAS 34-20.

Statement of compliance and basis of presentation

The unaudited interim condensed consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of June 30, 2023. The unaudited interim condensed consolidated financial statements are also compliant with IFRS as adopted by the European Union in effect at the date of preparation of these financial statements.

The accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2023 are identical to those used for the year ended December 31, 2022 except for the standards listed below that required adoption in 2023.

Application of New or Amended Standards and Interpretations

The following standards, interpretations and amendments to existing standards applicable for reporting periods beginning on or after January 1, 2023, were applied where necessary to the interim condensed consolidated financial statements for the six months ended June 30, 2023:

•Amendments to IAS 8 – Definition of Accounting Estimates
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction
The application of these standards and these amendments had no impact on the Company’s interim condensed consolidated financial statements.

Standards, interpretations and amendments to existing standards available for early adoption in reporting periods beginning on or after January 1, 2023

In first-half 2023, there were no new standards, interpretations or amendments to existing standards applicable to accounting periods starting on or after January 1, 2024 that the Group could have early adopted as from January 1, 2023.

Standards, interpretations and amendments to existing standards published but not yet applicable

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable concern:

•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current
•Amendment to IAS 12 – International Tax Reform – Pillar Two Model Rules

The Company is currently evaluating if the adoption of these amendments will have a material impact on our results of operations, financial position, or cash flows.

Going Concern

The Company experienced net losses of €28.1 million in the six months ended June 30, 2023 and a net decrease in cash and cash equivalents of €19.8 million during the same period. As of June 30, 2023, the Company’s accumulated deficit was €283.0 million with a negative working capital of €22.7 million. the Company expects to continue to incur significant expense related to the development and manufacturing of nanotechnology product candidates such as NBTXR3 and conducting clinical studies. Additionally, the Company may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expense. As a result of these expenditures, the company expects to continue to incur significant losses in the near term.

Additionally, the Company’s debt instruments contain covenants that require maintenance of minimum cash and cash equivalent balances that limit the availability of cash resources to pursue operational needs:

Pursuant to the terms of the finance contract for the EIB loan, for so long as the EIB loan remains outstanding, the Company was required to maintain a minimum cash and cash equivalents balance equal to the outstanding principal owed to EIB which is €25.3 million as of June 30, 2023. The remaining principal of the loan would become payable, together with accrued interest, prepayment fees and other accrued or outstanding amounts, if and when requested by EIB, if the cash balance were to fall below this minimum cash amount requirement. However, in March 2023, the Company has obtained a temporary waiver that reduces the minimum cash balance requirement by €15.0 million: upon the Company’s entry into the global licensing agreement executed with Janssen - condition that has been fulfilled following the “HSR” antitrust clearance announced as of August 15, 2023 - the duration of this temporary waiver was automatically extended until January 31, 2024.

Therefore, the Company’s covenant obligations and the ongoing activities entail that the amount of cash and cash equivalents, amounting to €21.6 million as of June 30, 2023 (see section II note 9 cash and cash equivalents) is sufficient to fund its operating expenses into the first quarter of 2024.

While the Company has taken and will continue to take actions to obtain additional funding and manage costs, as necessary, the above factors raise substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.

The Executive Board has determined that it is appropriate to prepare its unaudited condensed consolidated financial statements as of and for the period ended June 30, 2023, on a going concern basis, assuming the Company will continue to operate for the foreseeable future, and to address its liquidity challenges by pursuing activities to generate additional cash inflows and by closely monitoring its operating expenditures. As part of the Company’s efforts to address the risk of going concern, management has undertaken the following:

•The Company has signed a Global Trial Collaboration Agreement with LianBio which was executed as of June 30, 2023, providing for LianBio to participate in the global registrational Phase 3 trial “HNSCC 312” costs;

•On July 7, 2023, the Company entered into the Janssen worldwide co-development and commercialization Agreement, allowing the Company to receive a $30 million upfront payment, which became payable as of
August 15, 2023, following the “HSR” antitrust clearance period, and which has been received by the Company from Janssen;
•In addition, as of September 13, 2023, the Company has received a gross amount of $5 million in consideration of the initial tranche equity investment by JJDC according to the terms of the JJDC SPA;

•Operating Expense Monitoring: the Company continues efforts to control its operating expenses and to focus on its priority programs by enhancing operational efficiencies and optimizing capital allocation for continued investment in priority development pathways.

The Company also continuously evaluates additional financing avenues on an opportunistic basis. Such opportunities may include one or more possible new financings from institutional or strategic investors, debt or product financing structures, from the capital markets, business development and licensing, grants or subsidies, or a combination of the above, whether or not in combination with the potential second tranche equity investment of $25.0 million under the JJDC SPA, if the conditions thereto are satisfied. Additionally, the Equity Line (PACEO) executed in May 2022 might provide financing flexibility until its expiration in May 2024.

Moreover, the Company is eligible for success-based milestones under its collaboration agreements, including the Janssen Agreement, although the Company cannot guarantee if or when such milestones will be achieved.